Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	¥ 48,356		¥ 45,907		¥ 41,092
Additions charged to costs and expenses	24,701		29,840		30,282
Deductions	(28,096)	[1]	(27,391)	[1]	(25,467)	[1]
Valuation allowances, ending balance	44,961		48,356		45,907
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	242,158		274,559		265,850
Additions charged to costs and expenses	19,287		8,165		19,985
Additions Charged to other Accounts	12,920	[2]	11,651	[2]	28,511	[2]
Deductions	(20,672)	[3]	(52,217)	[3]	(39,787)	[3]
Valuation allowances, ending balance	¥ 253,693		¥ 242,158		¥ 274,559

[1]	Primarily amounts written off.
[2]	Charged to other Accounts of Additions in the table above mainly consist of subsidiaries acquired in purchase business combinations and foreign currency translation adjustments.
[3]	Deductions in the table above mainly consist of realization or expiration of operating loss carryforwards.